UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09435

Waddell & Reed Advisors Small Cap Fund, Inc.
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(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202
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(Address of principal executive offices) (Zip code)

Kristen A. Richards
6300 Lamar Avenue
Overland Park, Kansas 66202
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(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

Date of fiscal year end: June 30

Date of reporting period: September 30, 2004

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss. 239.24 and 274.5 of this chapter) to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under that Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

THE INVESTMENTS OF SMALL CAP FUND
September 30, 2004
COMMON STOCKS	Shares	Value

Apparel - 2.04%
Quiksilver, Inc.*	647,600	$16,461,992

Banks - 2.89%
City National Corporation	209,900	13,633,005
Southwest Bancorporation of Texas, Inc.	483,000	9,708,300

		23,341,305

Beverages - 1.06%
Mondavi (Robert) Corporation (The), Class A*	219,219	8,574,751

Broadcasting - 1.36%
Cox Radio, Inc., Class A*	473,200	7,060,144
Entercom Communications Corp.*	120,700	3,942,062

		11,002,206

Business Equipment and Services - 7.78%
Acxiom Corporation	440,100	10,445,774
CheckFree Corporation*	590,336	16,310,984
Entegris, Inc.*	33,920	283,062
Hewitt Associates, Inc., Class A*	281,900	7,459,074
MAXIMUS, Inc.*	87,600	2,523,756
Resources Connection, Inc.*	411,709	15,568,776
Sapient Corporation*	1,349,000	10,286,125

		62,877,551

Capital Equipment - 2.85%
Chicago Bridge & Iron Company N.V., NY Shares	378,300	11,345,217
Nordson Corporation	340,119	11,669,483

		23,014,700

Chemicals -- Specialty - 1.65%
Minerals Technologies Inc.	227,000	13,361,220

Communications Equipment - 2.89%
ADTRAN, Inc.	357,100	8,104,385
Inter-Tel, Incorporated	537,300	11,637,918
Tekelec*	215,740	3,613,645

		23,355,948

Computers -- Peripherals - 13.55%
Avid Technology, Inc.*	491,900	23,033,218
Cognex Corporation	502,500	13,168,013
Kronos Incorporated*	371,500	16,472,310
Macromedia, Inc.*	683,800	13,727,285
MICROS Systems, Inc.*	285,300	14,282,118
National Instruments Corporation	529,750	16,048,776
Take-Two Interactive Software, Inc.*	391,200	12,852,876

		109,584,596

Cosmetics and Toiletries - 1.22%
NBTY, Inc.*	459,100	9,898,196

Electrical Equipment - 0.81%
Power-One, Inc.*	1,016,300	6,575,461

Electronic Components - 2.10%
FormFactor, Inc.*	414,100	8,019,047
Semtech Corporation*	467,400	8,962,395

		16,981,442

Electronic Instruments - 3.37%
FLIR Systems, Inc.*	259,300	15,172,940
WMS Industries Inc.*	469,800	12,069,162

		27,242,102

Finance Companies - 1.54%
Financial Federal Corporation*	331,500	12,424,620

Food & Related - 1.57%
J.M. Smucker Company (The)	285,500	12,679,055

Health Care -- Drugs - 5.29%
Andrx Corporation*	438,900	9,802,832
Angiotech Pharmaceuticals, Inc.*	596,700	12,098,093
Martek Biosciences Corporation*	299,149	14,576,035
Taro Pharmaceutical Industries Ltd.*	271,100	6,332,896

		42,809,856

Health Care -- General - 9.69%
Advanced Neuromodulation Systems, Inc.*	393,100	11,926,654
American Medical Systems Holdings, Inc.*	132,800	4,821,304
Hologic, Inc.*	374,300	7,194,046
Intuitive Surgical, Inc.*	247,600	6,145,432
Omnicare, Inc.	525,900	14,914,524
ResMed Inc.*	308,300	14,678,163
Schein (Henry), Inc.*	177,300	11,046,677
Wright Medical Group, Inc.*	304,800	7,661,148

		78,387,948

Hospital Supply and Management - 5.45%
Advisory Board Company (The)*	265,236	8,894,689
Cerner Corporation*	543,444	23,539,277
LabOne, Inc.*	300,388	8,816,388
Odyssey HealthCare, Inc.*	160,500	2,849,678

		44,100,032

Motor Vehicle Parts - 1.79%
Gentex Corporation	411,900	14,459,750

Multiple Industry - 0.42%
Cogent, Inc. *	78,000	1,423,500
Santarus, Inc.*	218,300	1,998,537

		3,422,037

Petroleum-Domestic - 1.01%
Western Gas Resources, Inc.	285,000	8,148,150

Petroleum - International - 3.34%
Newfield Exploration Company*	441,500	27,037,460

Petroleum - Services - 2.25%
Patterson-UTI Energy, Inc.	953,000	18,154,650

Publishing - 1.96%
Getty Images, Inc.*	286,100	15,821,330

Railroad - 1.31%
Kansas City Southern*	700,000	10,619,000

Restaurants - 2.86%
Panera Bread Company, Class A*	278,500	10,453,498
Sonic Corp.*	497,250	12,704,738

		23,158,236

Retail -- Specialty Stores - 2.98%
Abercrombie & Fitch Co., Class A	361,700	11,393,550
O'Reilly Automotive, Inc.*	331,100	12,662,920

		24,056,470

Timesharing and Software - 5.75%
Digitas Inc.*	1,213,700	9,400,107
FactSet Research Systems, Inc.	495,400	23,878,280
MicroStrategy Incorporated, Class A*	322,300	13,220,746

		46,499,133

	26,575,960

TOTAL COMMON STOCKS - 90.78%		$734,049,197

(Cost: $642,384,681)

TOTAL SHORT-TERM SECURITIES - 8.69%		$70,237,812

(Cost: $70,237,812)

TOTAL INVESTMENT SECURITIES - 99.47%		$804,287,009

(Cost: $712,622,493)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.53%		4,314,285

NET ASSETS - 100.00%		$808,601,294

Notes to Schedule of Investments
*No dividends were paid during the preceding 12 months.

ITEM 2. CONTROLS AND PROCEDURES.
(a)	The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed Advisors Small Cap Fund, Inc.
(Registrant)

By	/s/Kristen A. Richards
Kristen A. Richards, Vice President and Secretary

Date November 29, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Henry J. Herrmann
Henry J. Herrmann, President and Principal Executive Officer

Date November 29, 2004

By	/s/Theodore W. Howard
Theodore W. Howard, Treasurer and Principal Financial Officer

Date November 29, 2004